Submission	Oct. 20, 2026
Submission [Line Items]
Central Index Key	0001703079
Registrant Name	XAI Floating Rate & Alternative Income Trust
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES